GrandView Investment Trust
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                November 15, 1995


                                                         Telephone 919-972-9922
                                                         U.S. WATS 800-525-FUND
                                                         Facsimile 919-442-4226

To the Shareholders of the GrandView Realty Growth Fund:

We are pleased to enclose the semi-annual report for the GrandView Realty Growth Fund. As is our custom, we are pleased to show our results in the table below along with appropriate market benchmarks.

---------------------------------------------------------------------------------=======================-------------------------
Period Ending             Dow Jones            S&P 500             GrandView             GrandView              GrandView
                        Utility Index           Index              REIT Index          Realty Growth          Realty Growth
                        (Total Return)      (Total Return)       (Total Return)         Fund (NAV)                Fund
                                                                                      (Total Return)              (MOP)
                                                                                                             (Total Return)
---------------------------------------------------------------------------------------------------------------------------------
Six Months                  4.92%               7.66%                11.30%               18.45%                 14.90%
Ending 9/30/96
---------------------------------------------------------------------------------------------------------------------------------
One Year                    7.20%               20.14%               18.29%               27.41%                 23.59%
Ending 9/30/96
---------------------------------------------------------------------------------------------------------------------------------
Since Inception             15.27%              29.53%               23.53%               25.18%                 21.43%
From 07/03/95
Ending 9/30/96
---------------------------------------------------------------------------------=======================-------------------------

NAV= Net Asset Value (Without Sales Load)
MOP = Maximum Offering Price (With Sales Load)

We are extremely pleased with the overall performance of the GrandView Realty Growth Fund over the last six months. The 18.45% total return exceeded the all major stock market indices for the period, was 700 basis points above the overall REIT market as measured by the GrandView REIT Index, and was the best performing real estate fund for the period. These returns, coupled with the previous six month performance, provided shareholders with exceptional total returns in relation to all the various benchmarks. Shareholders, however, are reminded that using short term returns, both good and bad, are not the best measure of a evaluating a sector fund. In addition, past returns should never be used as an indicator of future performance.

We do think that the past six month performance affirms the investment philosophy of the fund in seeking capital gains opportunities in the real estate securities industry. We are continuing our three prong investment philosophy which includes high quality, well capitalized REITs, out of favor REITs and small cap REITs. While we don't emphasis short term trading, we will take advantage of short term buying and selling opportunities. This is one advantage of a small fund versus our larger competitors in that we can efficiently move in and out of positions which can greatly impact out performance but not impact the particular securities price.

With the primary investment philosophy of growth of capital, we do expect that The GrandView Realty Growth Fund will pay a significant capital gain distribution in December of this year. Our secondary objective of dividend income has allowed us to pay $0.17 over the last six months. We would expect our quarterly distributions to continue at about this rate in the future. In addition, while the market in general experienced a mild correction in the mid summer of 7-10%, your fund experienced positive returns throughout. We think this shows the stabilizing influence a real estate fund can add to an investment portfolio.

We are also please to inform you that your fund, in addition to all the GrandView Funds are now available for 24 hour pricing and shareholder information by calling 1-800-773-3863. Fund information is also available on America On Line via keyword Morningstar as well in reports published by Lipper Analytical, and Value Line. Finally, we are also listed in USA Today in the first issue of every month in which all funds are ranked against their peers.

Again we thank you for your support and look forward to a prosperous future. Should you have any questions or desire additional information, please feel free to contact the Fund Administrator at 1-800- 525-3863, or the offices of GrandView Advisers at 1-800-578-4301.


Winsor H. Aylesworth
President
GrandView Advisers

                          GRANDVIEW REALTY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30,1996
                                  (Unaudited)
                                                                   Value
                                            Shares               (note 1)
COMMON STOCKS - 84.96%

   Real Estate Investment Trust - 84.96 %
      American Real Estate Investment Corp      500                $3,875
   (a)Angeles Participating Mortgage Trust   10,400                19,500
      BRE Properties, Inc.                      400                 8,000
   (a)Banyan Hotel Investment Fund            2,000                 1,500
      Bedford Property Investors, Inc.          600                 8,550
      Bradley Real Estate, Inc.                 400                 6,550
      Burnham Pacific Properties, Inc.          800                 9,400
   (a)California Real Estate Investment Tr    3,000                 7,500
      Capstead Mortgage Corporation             450                 9,281
      Crescent Real Estate Equities, Inc.       300                12,337
      Crown American Realty Trust             1,000                 7,750
      FAC Realty, Inc.                        2,500                21,875
      First Union Real Estate Investments     2,500                16,250
      Health and Retirement Property Trust      250                 4,469
      Kimco Realty Corporation                  250                 7,437
   (a)Koger Equity, Inc.                      1,200                18,750
   (a)Liberte Investors, Inc.                   500                 2,438
      MGI Properties, Inc.                      700                13,125
      Merry Land & Investment Company, Inc      800                17,000
      Public Storage, Inc.                      400                 9,050
      Redwood Trust, Inc.                       200                 6,400
      Sizeler Property Investors, Inc.          700                 6,300
      Spieker Properties, Inc.                  250                 7,344
      Starwood Lodging Trust                    350                14,613
      Suntone Hotel Investors, Inc.           1,000                10,125
      TIS Mortgage Investment Company        12,600                11,025
      United Mobile Homes, Inc.               1,100                13,200
   (a)Vinland Property Trust                  2,200                15,400
      Winston Hotels, Inc.                      900                11,700
                                                ---                ------

Total Common Stocks (Cost $273,569)                               300,744
                          ========                                =======

                                          Principal
REPURCHASE AGREEMENT (b) - 11.62%
      Wachovia Bank                         $41,152                41,152
      5.75%, due October 1, 1996
      (Cost $41,152)

Total Value of Investments (Cost $314,721 (c))          96.58%    341,896
Other Assets Less Liabilities                            3.42%     12,118
                                                         ----      ------
   Net Assets                                          100.00%   $354,014
                                                       ======    ========

See accompanying notes to financial statements                  (Continued)

                          GRANDVIEW REALTY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30,1996
                                  (Unaudited)


    (a)Non-income producing investment.

    (b)The repurchase agreement is fully collateralized by U. S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other funds administered by The Nottingham Company.

    (c)Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


      Unrealized appreciation                                     $35,860
      Unrealized depreciation                                      (8,685)
                                                                   ------

               Net unrealized appreciation                        $27,175
                                                                  =======

                          GRANDVIEW REALTY GROWTH FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               September 30, 1996
                                  (Unaudited)

ASSETS
   Investments, at value (cost $273,569)                              $300,744
   Repurchase agreement (cost $41,152)                                  41,152
   Dividends receivable                                                    891
   Interest receivable                                                      27
   Receivable for investments sold                                       1,413
   Receivable for fund shares sold                                       1,000
   Prepaid expenses                                                      4,945
   Deferred organization expenses, net (note 4)                         20,408
                                             -                          ------

      Total assets                                                     370,580
                                                                       =======

LIABILITIES
   Accrued expenses                                                      2,090
   Due to investment advisor                                            13,919
   Disbursements in excess of cash on demand deposit                       557
                                                                        ------

      Total liabilities                                                 16,566
                                                                        ======

NET ASSETS
   (applicable to 30,085 shares outstanding; unlimited
   shares of no par value beneficial interest authorized)             $354,014
                                                                      ========

NET ASSET VALUE AND REPURCHASE PRICE PER SHARE
   ($354,014  30,085 shares)                                           $11.77

OFFERING PRICE PER SHARE
   (100  95.5 of $11.77)                                               $12.32

NET ASSETS CONSIST OF
   Paid-in capital                                                    $309,880
   Undistributed net investment income                                      44
   Undistributed net realized gain on investments                       16,915
   Net unrealized appreciation on investments                           27,175
                                                                      --------
                                                                      $354,014
                                                                      ========



See accompanying notes to financial statements

                          GRANDVIEW REALTY GROWTH FUND

                            STATEMENT OF OPERATIONS

                        Period ended September 30, 1996
                                  (Unaudited)

INVESTMENT INCOME

   Income
      Dividends                                                          $6,576
      Interest                                                              415
                                                                         ------

         Total income                                                     6,991
                                                                          =====

   Expenses
      Fund accounting fees (note 2)                                       4,663
      Professional fees                                                   2,911
      Custody fees                                                        1,631
      Investment advisory fees (note 2)                                   1,240
      Registration and filing administration fees                           748
      Securities pricing fees                                               684
      Fund administration fees (note 2)                                     372
      Distribution fees (note 3)                                            310
      Shareholder recordkeeping fees                                         71
      Amortization of deferred organization expenses (note 4)             2,729
      Shareholder servicing expenses                                        977
      Other operating expenses                                              812
      Printing expenses                                                     302
      Registration and filing expenses                                       68
      Trustee fees and meeting expenses                                      57
                                                                        -------

         Total expenses                                                  17,575
                                                                         ======

         Less:
            Expense reimbursements (note 2)                             (13,859)
            Investment advisory fees waived (note 2)                     (1,240)
                                                  -                      ------

         Net expenses                                                     2,476
                                                                         =======

            Net investment income                                         4,515
                                                                         ======

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain from investment transactions                        16,915
   Increase in unrealized appreciation on investments                    22,975
                                                                         ------

      Net realized and unrealized gain on investments                    39,890
                                                                         ------

         Net increase in net assets resulting from operations           $44,405
                                                                        =======




See accompanying notes to financial statements

                          GRANDVIEW REALTY GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)

                                                                           For the
                                                                         period from
                                                                        July 3, 1995
                                                                      (commencement of
                                                        Period ended   operations) to
                                                        September 30      March 31,
                                                             1996           1996
INCREASE IN NET ASSETS

  Operations
     Net investment income                                   $4,515         $2,414
     Net realized gain from investment transactions          16,915          3,462
     Increase in unrealized appreciation on investments      22,975          4,200
                                                             ------          -----

     Net increase in net assets resulting from operations    44,405         10,076
                                                             ======         ======

  Distributions to shareholders from
     Net investment income                                   (4,471)        (2,414)
     Net realized gain from investment transactions               0         (3,462)
     Tax return of capital                                        0           (851)
                                                             ------         -------

        Decrease in net assets resulting from distributions (4,471)        (6,727)
                                                            ======         ======

  Capital share transactions
     Increase in net assets resulting from capital share    132,058        178,673
                                                            -------        -------

           Total increase in net assets                     171,992        182,022
                                                            =======        =======

NET ASSETS

  Beginning of period                                       182,022              0
                                                            -------       --------

  End of pe(including undistributed net investment income  $354,014       $182,022
                                                           ========       ========
           of $44 as of September 30, 1996 and $0 as of
           March 31, 1996)

(a) A summary of capital share activity follows:

                                                             For the period from July 3,
                               Period ended                  (commencement of operations) to
                               September 30,1996             March 31, 1996

                               Shares         Value          Shares         Value

Shares sold                    13,900      $150,660          18,289       $181,279
Shares issued for reinvestment
  of distributions                281         3,157             526          5,247
                                -----         -----             ---          -----

                               14,181       153,817          18,815        186,526
                               ======       =======          ======        =======


Shares redeemed                (2,136)      (21,759)           (775)        (7,853)

  Net increase                 12,045      $132,058          18,040       $178,673
                               ======      ========          ======       ========

See accompanying notes to financial statements

                          GRANDVIEW REALTY GROWTH FUND

                              FINANCIAL HIGHLIGHTS


                (For a Share Outstanding Throughout the Period)
                                  (Unaudited)

                                                                          For the
                                                                        period from
                                                                       July 3, 1995
                                                                     (commencement of
                                                      Period ended    operations) to
                                                      September 30,      March 31,
                                                          1996              1996

Net asset value, beginning of period                     $10.09             $10.00

   Income from investment operations
      Net investment income                                0.17               0.20
      Net realized and unrealized gain on investment       1.68               0.36
                                                           ----               ----

         Total from investment operations                  1.85               0.56
                                                           ====               ====

   Distributions to shareholders from
      Net investment income                               (0.17)             (0.20)
      Net realized gain from investment transactions       0.00              (0.22)
      Tax return of capital                                0.00              (0.05)
                                                           ----              -----
         Total distributions                              (0.17)             (0.47)
                                                          -----              -----

Net asset value, end of period                           $11.77             $10.09
                                                         ======             ======


Total return                                              18.45 %             5.70 %

Ratios/supplemental data

   Net assets, end of period                           $354,014           $182,022

   Ratio of expenses to average net assets
      Before expense reimbursements and waived fe         14.18 %(a          31.34 %(a)
      After expense reimbursements and waived fee          1.99 %(a           2.00 %(a)

   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fe         (8.54)%(a         (25.55)%(a)
      After expense reimbursements and waived fee          3.65 %(a           3.62 %(a)


   Portfolio turnover rate                                42.87 %            44.44 %


(a)  Annualized.








See accompanying notes to financial statements

                          GRANDVIEW REALTY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The GrandView Realty Growth Fund (the "Fund") is a non-diversified series of shares of beneficial interest of the GrandView Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on February 6, 1995 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on July 3, 1995. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B Federal Income Taxes - At March 31, 1996, the Fund was considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The character of distributions made during the year from net investment income or net realized gains from investment transactions may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains are recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

                  The Fund records distributions received from its investments in real estate investment trusts that represent a tax return of capital as a reduction of the cost basis of investments.

         D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

                          GRANDVIEW REALTY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                   (Unaudited)



         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

         F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, GrandView Advisers, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 2.00% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $1,240 ($0.05 per share) and has voluntarily reimbursed $13,859 of the Fund's operating expenses for the period ended September 30, 1996.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.30% of the Fund's first $25 million of average daily net assets, 0.275% of the next $25 million of average daily net assets, and 0.225% of average daily net assets over $50 million. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

                          GRANDVIEW REALTY GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                   (Unaudited)



         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended September 30, 1996, the Distributor retained no sales charges.

         Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

         At September 30, 1996, the Advisor, its officers, and Trustees of the Fund held 8,875 shares or 29.5% of the Fund shares outstanding.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $238,082 and $94,241, respectively, for the period ended September 30, 1996.



                                                                    (Continued)